Consolidated Statements of Convertible Preferred Stock, Stockholders' Deficit and Members' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share issuance costs	$ 7,500,000
Series A Convertible Preferred Stock
Share issuance costs	$ 161,535
Convertible Preferred Stock
Share issuance costs		$ 60,327